INCOME TAXES - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Deferred tax assets:
Accrued liabilities	$ 3,943	$ 1,096
Allowance and other reserves	1,683	1,519
Inventory	5,472	8,297
Stock-based compensation	14,085	9,346
Deferred rent	2,657	2,446
Other	1,719	1,607
Total deferred tax assets	29,559	24,311
Deferred tax liabilities:
Prepaid expenses	(782)	(211)
Property and equipment	(8,433)	(7,010)
Intangible assets	(11,857)	(7,165)
Other	(710)	79
Total deferred tax liabilities	(21,782)	(14,307)
Net deferred tax assets	7,777	$ 10,004
Unremitted earnings of foreign subsidiaries	1,200
Texas research and development tax credit carryforwards	$ 1,400